COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 11,309
2015	9,847
2016	8,094
2017	7,059
2018	6,167
2019 and thereafter	60,113
Total	102,589
Lease expenses, net	$ 12,608	$ 11,137	$ 10,255